Property and Equipment (including Concession Assets) - (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 3,096.7		$ 2,901.9		$ 3,229.0
Accumulated depreciation	(574.4)		(488.8)		(611.1)
Net book value	2,522.3		2,413.1		2,617.9
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	76.9		76.2		76.9
Accumulated depreciation	0		0
Net book value	76.9		76.2
Concession Land Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	141.2		141.2		141.2
Accumulated depreciation	(19.5)		(18.0)
Net book value	121.7		123.2
Depreciation rates	1.00%		1.00%
Road property [Member]
Property, Plant and Equipment [Line Items]
Cost	2,244.1		2,092.3		2,297.0
Accumulated depreciation	(411.5)		(352.0)
Net book value	1,832.6		1,740.3
Depreciation rates	3.00%		3.00%
Grading [Member]
Property, Plant and Equipment [Line Items]
Cost	566.7		565.9
Accumulated depreciation	(85.3)		(78.7)
Net book value	481.4		487.2
Depreciation rates	1.20%		1.20%
Rail and Other Track Material [Member]
Property, Plant and Equipment [Line Items]
Cost	484.6		439.6
Accumulated depreciation	(88.6)		(70.8)
Net book value	396.0		368.8
Rail and Other Track Material [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	2.70%		2.70%
Rail and Other Track Material [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	4.00%		4.20%
Ties [Member]
Property, Plant and Equipment [Line Items]
Cost	467.0		427.8
Accumulated depreciation	(93.7)		(78.9)
Net book value	373.3		348.9
Ties [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	2.00%		2.00%
Ties [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	5.90%		6.00%
Bridges and Tunnels [Member]
Property, Plant and Equipment [Line Items]
Cost	249.6		242.9
Accumulated depreciation	(39.2)		(35.6)
Net book value	210.4		207.3
Depreciation rates	1.50%		1.50%
Ballast [Member]
Property, Plant and Equipment [Line Items]
Cost	192.7		176.1
Accumulated depreciation	(38.4)		(29.8)
Net book value	154.3		146.3
Ballast [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	3.90%		3.90%
Ballast [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	6.70%		7.00%
Other [Member]
Property, Plant and Equipment [Line Items]
Cost	283.5	[1]	240.0	[1]
Accumulated depreciation	(66.3)	[1]	(58.2)	[1]
Net book value	217.2	[1]	181.8	[1]
Depreciation rates	3.60%	[1]	3.70%	[1]
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	552.5		493.7		632.7
Accumulated depreciation	(126.3)		(105.1)
Net book value	426.2		388.6
Depreciation rates	4.70%		4.70%
Locomotives [Member]
Property, Plant and Equipment [Line Items]
Cost	462.0		426.6
Accumulated depreciation	(99.0)		(80.7)
Net book value	363.0		345.9
Depreciation rates	4.40%		4.30%
Freight Cars [Member]
Property, Plant and Equipment [Line Items]
Cost	76.6		52.3
Accumulated depreciation	(25.1)		(22.8)
Net book value	51.5		29.5
Depreciation rates	5.40%		5.50%
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13.9		14.8
Accumulated depreciation	(2.2)		(1.6)
Net book value	11.7		13.2
Depreciation rates	10.40%		12.90%
Technology and Other [Member]
Property, Plant and Equipment [Line Items]
Cost	31.6		20.1		33.6
Accumulated depreciation	(17.1)		(13.7)
Net book value	14.5		6.4
Depreciation rates	17.00%		23.30%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	50.4		78.4		47.6
Accumulated depreciation	0		0
Net book value	$ 50.4		$ 78.4

[1]	Other includes signals, buildings and other road assets.